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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                  [LOGO]PIONEER
                             -----------------------
                                     EQUITY
                                   OPPORTUNITY
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/05

                                     [Logo]
                                    PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Prices and Distributions                      3
Performance Update                            4
Comparing Ongoing Fund Expenses               7
Portfolio Management Discussion               9
Schedule of Investments                      13
Financial Statements                         20
Notes to Financial Statements                27
Trustees, Officers and Service Providers     32

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [The following data was represented as a pie chart in the printed material]

U.S Common Stocks                                93.8%
Temporary Cash Investments                        6.0%
Depositary Receipts International Stocks          0.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

   [The following data was represented as a pie chart in the printed material]

Consumer Staples                 1.1%
Information Technology           3.0%
Energy                           5.6%
Utilities                        8.2%
Consumer Discretionary          11.0%
Health Care                     15.2%
Industrials                     15.3%
Materials                       18.1%
Financials                      22.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.    Equity Office Properties Trust             4.90%
 2.   The Scotts Miracle-Gro Co.                   3.31
 3.    Hartford Financial Services Group, Inc.     3.28
 4.   General Growth Pro TLB SC                    3.17
 5.    National Fuel Gas Co.                       2.88
 6.   Roper Industries, Inc.                       2.74
 7.    Abitibi-Consolidated, Inc.                  2.74
 8.   Atmos Energy Corp.                           2.66
 9.    Bio-Rad Laboratories, Inc.                  2.62
10.   The Interpublic Group of Companies, Inc.     2.61

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Equity Opportunity Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS

Net Asset Value Per Share
-----------------------------------------------------------------------------


 Class   5/31/05   12/1/04
------- --------- --------
    A   $10.11    $10.00
    B   $10.08    $10.00
    C   $10.07    $10.00

Distributions Per Share
-----------------------------------------------------------------------------

                    12/1/04 - 5/31/05
        ------------------------------------------
           Income      Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
    A       $ -           $ -             $ -
    B       $ -           $ -             $ -
    C       $ -           $ -             $ -

Pioneer Equity Opportunity Fund
-----------------------------------------------------------------------------
        PERFORMANCE UPDATE 5/31/05                               CLASS A SHARES

Investment Returns
-----------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.

             Average Annual Total Returns
                 (As of May 31, 2005)
                                  Net         Public
                              Asset Value    Offering
Period                           (NAV)      Price (POP)
 Life-of-Class
 (12/1/04)                   1.10%         -4.71%

[The following data was represented as a mountain chart in the printed material]

Date                Value   Russell 2500
12/31/2004         $9,425     $10,000
5/31/2005          $9,292      $9,810

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   POP returns reflect deduction of maximum 5.75% sales charge. NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS B SHARES
-----------------------------------------------------------------------------

Investment Returns

-----------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

         Average Annual Total Returns
             (As of May 31, 2005)
                                If       If
Period                         Held   Redeemed
 Life-of-Class
 (12/1/04)                   0.80%   -3.20%

[The following data was represented as a mountain chart in the printed material]

    Date         Value    Russell 2500
12/31/2004      $10,000     $10,000
5/31/2005        $9,441      $9,810


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS C SHARES
-----------------------------------------------------------------------------

   Investment Returns
-----------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

         Average Annual Total Returns
             (As of May 31, 2005)
                                If       If
Period                         Held   Redeemed
 Life-of-Class
 (12/1/04)                   0.70%   -0.30%

[The following data was represented as a mountain chart in the printed material]

    Date         Value    Russell 2500
12/31/2004      $10,000     $10,000
5/31/2005        $9,726      $9,810

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" results reflect the deduction of applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity
Opportunity Fund

Based on actual returns from December 1, 2004 through May 31, 2005

Share Class                             A              B              C
-------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 12/1/04
 Ending Account Value             $1,011.00      $1,008.00      $1,005.60
 On 5/31/05
 Expenses Paid During Period*     $    6.27      $   10.06      $    9.91

 * Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.01% and 1.98% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity
Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005

Share Class                             A              B              C
--------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 12/1/04
 Ending Account Value             $1,018.70      $1,014.91      $1,015.05
 On 5/31/05
 Expenses Paid During Period*     $    6.29      $   10.10      $    9.95

 * Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.01% and 1.98% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

Markets were volatile over the first six months of the Fund's operation as investors came to grips with rising energy costs and higher short-term interest rates. In the following discussion, portfolio manager Margie Patel explains the thinking behind her portfolio choices and gives her assessment of the period ahead.

For the period from the Fund's inception on December 1, 2004 through May 31, 2005, Class A shares of the Fund returned -1.37% at net asset value. In comparison, the Fund's benchmark, the Russell 2500 Index, returned 0.45% for the period.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q: Please describe the investment background and how you built the Fund's initial portfolio.


A: Stocks declined in January when the year-end rally sputtered, then moved higher in March. Following another slump in April, a brisk rebound was underway as the period ended. Behind the volatility was investor anxiety over rising energy costs and hikes in short-term interest rates. With all this as background, we maintained our focus on identifying industries that we think can participate fully in the continued economic expansion that we believe is in place. As a result of that process, the Fund's largest sector allocations at the end of the period were in basic materials, financial services, health care and industrials. Stock selections in each sector reflect our analysis of which companies we believe are most attractively valued relative to their growth potential.

    We think there is currently a good balance between supply and demand in the basic materials industry. Also, years of under-investment have meant that little new capacity has come on line, so many companies should be positioned to enjoy better operating results and have some ability to raise prices. Appalachia-based Alpha Natural Resources is taking advantage of rising demand for coal as new mine construction continues to lag. In chemicals, Olin

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

    Corporation, which manufactures caustic soda and chlorine, is experiencing solid demand as business improves for its metals-producing customers. Some specialty chemical companies also appear well situated: Scott's Miracle Grow holds a unique position in lawn and garden care products. Scott's, which is also restructuring to improve cash flow, is a conservatively run company with well-known brands, but we think it is still small enough to grow.

    Financial services holdings are chiefly in real estate. We believe well-diversified companies like Equity Office Properties and General Growth Properties will use the current expansion to work down vacancy rates, thus increasing income, while enhancing property values. Attractive long-term interest rates could also provide a boost, although there is some uncertainty as leases come up for renewal while vacancies persist.

    About half of our health-care holdings are companies that make equipment and supplies, with the balance in the biotech and pharmaceutical sectors. We think supply companies, especially those with good client relationships and unique products, stand to outpace the economy, thanks to favorable demographic trends. Demand for health care is also less economically sensitive than that for many other types of goods and services.

    We are avoiding industrial areas that are globally hyper-competitive and instead emphasizing companies with established and relatively secure niches. We also favor businesses that can benefit from the pickup in capital spending that has accompanied economic growth. ITT Industries and Parker-Hannifin both offer a vast array of products, some in niches where they control the dominant market share.

Q:  Which areas had the most favorable impact on Fund results?

A: Results got a boost from the sharp rise in shares of Michigan utility company CMS Energy. Investors were impressed by the company's progress toward restructuring and the possibility that dividend payments might resume soon. CMS also operates in a growing service area and enjoys a constructive regulatory environment.

    In the defense sector, DRS Technologies, a maker of sophisticated communications devices, and Esterline Technologies, which develops

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    aerospace products and systems, both benefited from the improved outlook for military spending.

    Two health-care holdings rose on the basis of positive financial results. Invitrogen makes testing kits for research labs and supplies technology to companies active in genomic and molecular biology. Mentor Corporation's products are used in a range of medical and surgical specialties, as well as in consumer health-care applications.

Q:  What were some of the period's disappointments?

A: NOVA Chemicals suffered when an inventory buildup led to price weakness for ethylene and polyethylene, two key products, putting temporary pressure on margins and profitability. Declining demand for newsprint as well as the stronger Canadian dollar hurt results at papermaker Abitibi. Interpublic Group, the world's fourth-largest advertising agency also declined. Investors were concerned about delays in the release of financial information as well as the company's slow progress in turning around operations and winning new business.

Q: What is your outlook for the economy and how does the portfolio reflect that outlook?

A: We believe the U.S. economy will continue to expand in line with its long-term growth rate of three to three-and-a-half percent. Supporting that thesis are factors such as the nation's continuing population growth and the dynamic nature of our economy. A Federal Reserve Board policy that favors gradual and incremental changes in short-term rates also provides what we think is a fairly stable environment for business planning.

    We are comfortable with the current positioning of the portfolio against that backdrop. Our focus remains on industries with prospects to grow faster than the economy, while we are avoiding sectors that are unlikely to participate in the expansion or are burdened by excessive competition. Equity holdings are a mix of value and growth companies, with an average market capitalization between the small- and mid-cap ranges. We think our companies are large enough to have defensible business positions and small enough to grow within their competitive universes. Some may also expand through acquisition or be potential targets of acquirers. In

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

    selecting stocks, we emphasize industry positions and the potential value of business franchises, not short-term earnings trends.

At times, the Fund may concentrate its investments in one industry or on a group of related industries. To the extent the Fund emphasizes investments in a market segment, the Fund will be more susceptible to adverse economic, political or regulatory developments affecting those industries than a portfolio that invests more broadly and as a result may experience greater market fluctuation, than a fund without the same focus. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. Investing in small- and mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                 Value
               COMMON STOCKS - 100.1%
               Energy - 5.6%
               Coal & Consumable Fuels - 0.2%
    3,200      Alpha Natural Resources, Inc.*                     $    76,480
                                                                  -----------
               Oil & Gas Drilling - 2.0%
  130,300      SEMCO Energy, Inc.*                                $   714,044
                                                                  -----------
               Oil & Gas Refining & Marketing - 1.5%
    7,585      Ashland, Inc.*                                     $   518,056
                                                                  -----------
               Oil & Gas Storage & Transportation - 1.9%
    8,500      Kinder Morgan, Inc.                                $   660,535
                                                                  -----------
               Total Energy                                       $ 1,969,115
                                                                  -----------
               Materials - 18.3%
               Aluminum - 1.2%
   18,000      Novelis, Inc.                                      $   430,200
                                                                  -----------
               Commodity Chemicals - 3.4%
   25,123      Lyondell Petrochemicals Co.                        $   596,420
    9,173      NOVA Chemicals Corp.*                                  292,710
   15,200      Spartech Corp.                                         307,496
                                                                  -----------
                                                                  $ 1,196,626
                                                                  -----------
               Diversified Chemicals - 1.7%
   30,975      Olin Corp.                                         $   581,401
                                                                  -----------
               Diversified Metals & Mining - 0.4%
    2,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $    95,310
    1,500      Inco, Ltd.*                                             57,885
                                                                  -----------
                                                                  $   153,195
                                                                  -----------
               Metal & Glass Containers - 2.6%
   15,000      Crown Cork & Seal Co., Inc.*                       $   223,350
    2,877      Mueller Industries, Inc.                                77,679
   24,006      Owens-Illinois, Inc.*                                  617,194
                                                                  -----------
                                                                  $   918,223
                                                                  -----------
               Paper Packaging - 0.5%
   17,173      Smurfit-Stone Container Corp.*                     $   186,671
                                                                  -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                  Value
              Paper Products - 4.1%
  215,000     Abitibi-Consolidated, Inc.            $   967,500
 5,132        Georgia-Pacific Corp.                     170,074
12,247        Louisiana-Pacific Corp.*                  308,379
                                                    -----------
                                                    $ 1,445,953
                                                    -----------
              Precious Metals & Minerals - 0.2%
 6,055        Placer Dome, Inc.                     $    81,864
                                                    -----------
              Specialty Chemicals - 4.2%
 7,200        Cytec Industries, Inc.                $   299,952
38,170        RPM, Inc.                                 671,792
 8,500        Sigma-Aldrich Corp.                       509,235
                                                    -----------
                                                    $ 1,480,979
                                                    -----------
              Total Materials                       $ 6,475,112
                                                    -----------
              Capital Goods - 15.2%
              Aerospace & Defense - 2.3%
 1,579        Alliant Techsystems, Inc.*            $   113,214
 2,400        Ducommun, Inc.*                            39,480
 3,979        EDO Corp.*                                113,282
 5,439        Esterline Technologies Corp.*             211,577
   350        L-3 Communications Holdings, Inc.          24,773
 9,118        United Industrial Corp. (b)               315,939
                                                    -----------
                                                    $   818,265
                                                    -----------
              Building Products - 2.0%
33,667        Lennox International, Inc.            $   715,087
                                                    -----------
              Electrical Component & Equipment - 3.0%
 2,250        Ametek, Inc.                          $    86,018
13,844        Roper Industries, Inc.*                   967,696
                                                    -----------
                                                    $ 1,053,714
                                                    -----------
              Industrial Conglomerates - 5.7%
14,698        Donaldson Co., Inc.                   $   471,806
 3,749        Danaher Corp.                             206,682
 4,100        ITT Industries, Inc.                      389,500
 3,450        Parker Hannifin Corp.*                    208,139
27,630        Thermo Electron Corp.*                    727,222
                                                    -----------
                                                    $ 2,003,349
                                                    -----------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                           Value
               Industrial Machinery - 2.2%
    2,800      Albany International Corp.                    $    87,556
    5,200      Idex Corp.                                        199,732
   12,662      Kaydon Corp.                                      361,373
    3,428      The Manitowoc Co., Inc.                           138,937
                                                             -----------
                                                             $   787,598
                                                             -----------
               Total Capital Goods                           $ 5,378,013
                                                             -----------
               Automobiles & Components - 1.5%
               Automobile Manufacturers - 1.5%
   20,592      Wabash National Corp.                         $   512,947
                                                             -----------
               Total Automobiles & Components                $   512,947
                                                             -----------
               Media - 2.6%
               Advertising - 2.6%
   74,885      The Interpublic Group of Companies, Inc.*     $   924,081
                                                             -----------
               Total Media                                   $   924,081
                                                             -----------
               Retailing - 6.9%
               Automotive Retail - 2.2%
   58,400      Pep Boys - Manny, Moe & Jack*                 $   780,224
                                                             -----------
               Distributors - 1.4%
   17,150      Wesco International, Inc.*                    $   500,780
                                                             -----------
               Home Improvement Retail - 3.3%
   16,500      The Scotts Miracle-Gro Co.*                   $ 1,171,005
                                                             -----------
               Total Retailing                               $ 2,452,009
                                                             -----------
               Household & Personal Products - 1.1%
               Personal Products - 1.1%
    8,400      Alberto-Culver Co. (Class B)                  $   372,372
                                                             -----------
               Total Household & Personal Products           $   372,372
                                                             -----------
               Health Care Equipment & Services - 9.3%
               Health Care Distributors - 1.8%
   13,300      Bristol-Myers Squibb Co.                      $   337,288
   10,200      Owens & Minor, Inc. (b)                           316,200
                                                             -----------
                                                             $   653,488
                                                             -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
              Health Care Equipment - 6.8%
   17,185     Bio-Rad Laboratories, Inc.*                     $   925,928
10,400        Mentor Corp.                                        425,464
30,300        Steris Corp.*                                       733,260
 6,200        Stryker Corp.                                       301,630
                                                              -----------
                                                              $ 2,386,282
                                                              -----------
              Health Care Supplies - 0.7%
 3,502        Cooper Companies, Inc.                          $   231,307
                                                              -----------
              Total Health Care Equipment & Services          $ 3,271,077
                                                              -----------
              Pharmaceuticals & Biotechnology - 5.9%
              Biotechnology - 3.5%
 1,828        Incyte Genomics, Inc.*                          $    13,948
 2,900        Invitrogen Corp.*                                   230,057
 7,659        Ligand Pharmaceuticals, Inc. (Class B)*              44,729
30,469        Protein Design Labs, Inc.*                          581,958
 2,000        Renovis, Inc.*(b)                                    26,500
23,900        Vertex Pharmaceuticals, Inc.*(b)                    332,688
                                                              -----------
                                                              $ 1,229,880
                                                              -----------
              Pharmaceuticals - 2.4%
 3,000        KV Pharmaceuticals*(b)                          $    59,700
12,400        Merck & Co., Inc.                                   402,256
19,656        Valeant Pharmaceuticals International               405,503
                                                              -----------
                                                              $   867,459
                                                              -----------
              Total Pharmaceuticals & Biotechnology           $ 2,097,339
                                                              -----------
              Banks - 2.5%
              Thrifts & Mortgage Finance - 2.5%
39,200        Sovereign Bancorp, Inc.                         $   874,944
                                                              -----------
              Total Banks                                     $   874,944
                                                              -----------
              Insurance - 3.3%
              Multi-Line Insurance - 3.3%
15,500        Hartford Financial Services Group, Inc. (b)     $ 1,159,245
                                                              -----------
              Total Insurance                                 $ 1,159,245
                                                              -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                       Value
              Real Estate - 16.7%
              Real Estate Management & Development - 1.8%
   10,058     Forest City Enterprises, Inc.              $   637,174
                                                         -----------
              Real Estate Investment Trusts - 14.9%
 9,620        Crescent Real Estate Equities, Inc.        $   176,912
53,365        Equity Office Properties Trust               1,733,829
28,748        General Growth Pro TLB SC                    1,119,160
19,300        Mack-Cali Realty Corp.                         850,937
59,900        MeriStar Hospitality Corp.*                    502,561
26,493        Saul Centers, Inc.                             878,243
                                                         -----------
                                                         $ 5,261,642
                                                         -----------
              Total Real Estate                          $ 5,898,816
                                                         -----------
              Software & Services - 0.2%
              Application Software - 0.0%
 1,400        Mentor Graphics Corp.*                     $    14,392
                                                         -----------
              Data Processing & Outsourced Services - 0.2%
 5,910        Infocrossing, Inc.*(b)                     $    64,774
                                                         -----------
              Total Software & Services                  $    79,166
                                                         -----------
              Technology Hardware & Equipment - 2.7%
              Electronic Manufacturing Services - 0.8%
11,200        Park Electrochemical Corp.                 $   259,840
                                                         -----------
              Technology Distributors - 1.9%
 1,400        Arrow Electronics, Inc.*                   $    39,130
   199        DRS Technologies, Inc.*                          9,369
10,050        Fisher Scientific International, Inc.*         627,723
                                                         -----------
                                                         $   676,222
                                                         -----------
              Total Technology Hardware & Equipment      $   936,062
                                                         -----------
              Semiconductors - 0.2%
              Semiconductor Equipment - 0.2%
 2,697        FEI Co.*                                   $    56,152
                                                         -----------
              Total Semiconductors                       $    56,152
                                                         -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
               Utilities - 8.2%
               Electric Utilities - 1.3%
   16,383      CMS Energy Corp.*                             $   216,747
    8,200      UniSource Energy Corp.*                           235,914
                                                             -----------
                                                             $   452,661
                                                             -----------
               Gas Utilities - 2.6%
   33,185      Atmos Energy Corp.                            $   938,804
                                                             -----------
               Independent Power Producer & Energy Traders - 1.4%
   13,700      NRG Energy, Inc.*                             $   489,771
                                                             -----------
               Multi-Utilities - 2.9%
   36,400      National Fuel Gas Co.                         $ 1,019,200
                                                             -----------
               Total Utilities                               $ 2,900,436
                                                             -----------
               TOTAL COMMON STOCKS
               (Cost $35,398,257)                            $35,356,886
                                                             -----------
               TEMPORARY CASH INVESTMENT - 6.3%
               Security Lending Collateral - 6.3%
2,239,182      Securities Lending Investment Fund, 2.98%     $ 2,239,182
                                                             -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $2,239,182)                             $ 2,239,182
                                                             -----------
               TOTAL INVESTMENT IN SECURITIES - 106.4%
               (Cost $37,637,439) (a)                        $37,596,068
                                                             -----------
               OTHER ASSETS AND LIABILITIES - (6.4)%         $(2,290,354)
                                                             -----------
               TOTAL NET ASSETS - 100.0%                     $35,305,714
                                                             -----------

*   Non-Income producing security


(a) At May 31, 2005, the net unrealized loss on investments based oncost for federal income tax purposes of $37,637,439 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                         $1,452,774
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                         (1,494,145)
                                                                              ----------
     Net unrealized loss                                                      $  (41,371)
                                                                              ----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(b)   At May 31, 2005, the following securities were out on loan:

                                                             Market
  Shares                      Security                       Value
  14,725     Hartford Financial Services Group, Inc.     $1,101,283
   5,600     Infocrossing, Inc.*                             61,376
   2,850     KV Pharmaceuticals*                             56,715
   9,690     Owens & Minor, Inc.                            300,390
   1,900     Renovis, Inc.*                                  25,175
   8,650     United Industrial Corp.                        299,723
  22,705     Vertex Pharmaceuticals, Inc.*                  316,054
                                                         ----------
             Total                                       $2,160,716
                                                         ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2005 aggregated $36,440,737 and $1,046,169, respectively.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Opportunity Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $2,160,716) (cost $37,637,439)                             $37,596,068
  Receivables -
    Fund shares sold                                               175,462
    Dividends                                                       44,800
                                                               -----------
     Total assets                                              $37,816,330
                                                               -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    40,934
    Upon return of securities loaned                             2,239,182
  Due to bank                                                      155,385
  Due to affiliates                                                 27,395
  Accrued expenses                                                  47,720
                                                               -----------
     Total liabilities                                         $ 2,510,616
                                                               -----------
NET ASSETS:
  Paid-in capital                                              $35,312,454
  Undistributed net investment income                               30,942
  Accumulated net realized gain on investments                       3,689
  Net unrealized loss on investments                               (41,371)
                                                               -----------
     Total net assets                                          $35,305,714
                                                               -----------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $18,126,340/1,793,282 shares)              $     10.11
                                                               ===========
  Class B (based on $3,576,782/354,969 shares)                 $     10.08
                                                               ===========
  Class C (based on $13,602,592/1,350,633 shares)              $     10.07
                                                               ===========
MAXIMUM OFFERING PRICE:
  Class A ($10.11 [divided by] 94.25% )                        $     10.73
                                                               ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,562)       $226,679
  Interest                                                     9,336
  Income from securities loaned, net                             717
                                                            --------
     Total investment income                                               $ 236,732
                                                                           ---------
EXPENSES:
  Management fees                                           $ 96,335
  Transfer agent fees and expenses
    Class A                                                    6,943
    Class B                                                    1,567
    Class C                                                    4,342
  Distribution fees
    Class A                                                   16,789
    Class B                                                   12,483
    Class C                                                   48,806
  Administrative reimbursements                                9,321
  Custodian fees                                              10,574
  Registration fees                                           36,189
  Professional fees                                           35,341
  Printing expense                                             9,928
  Fees and expenses of nonaffiliated trustees                  3,268
  Miscellaneous                                                2,843
                                                            --------
     Total expenses                                                        $ 294,729
     Less management fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.                              (88,576)
     Less fees paid indirectly                                                  (363)
                                                                           ---------
     Net expenses                                                          $ 205,790
                                                                           ---------
       Net investment income                                               $  30,942
                                                                           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $   3,689
  Net unrealized loss on investments                                         (41,371)
                                                                           ---------
    Net loss on investments                                                $ (37,682)
                                                                           ---------
    Net decrease in net assets resulting from operations                   $  (6,740)
                                                                           ===========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 12/1/04 (Commencement of Operations) to 5/31/05

                                                                     12/1/04
                                                                        to
                                                                     5/31/05
                                                                   (unaudited)
FROM OPERATIONS:
Net investment income                                            $    30,942
Net realized gain on investments                                       3,689
Net unrealized loss on investments                                   (41,371)
                                                                 ------------
    Net decrease in net assets resulting from operations         $    (6,740)
                                                                 ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $40,421,608
Cost of shares repurchased                                        (5,209,154)
                                                                 ------------
    Net increase in net assets resulting from
     Fund share transactions                                     $35,212,454
                                                                 ------------
    Net increase in net assets                                   $35,205,714
NET ASSETS:
Beginning of period (initial capitalization - 10,000 shares)         100,000
                                                                 ------------
End of period (including undistributed net investment
  income of $30,942)                                             $35,305,714
                                                                 ============


22  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                              '05 Shares      '05 Amount
                             (unaudited)      (unaudited)
CLASS A
Shares sold                  2,004,178      $20,198,835
Less shares repurchased       (214,229)      (2,148,629)
                             ---------      ------------
    Net increase             1,789,949      $18,050,206
                             =========      ============
CLASS B
Shares sold                    433,822      $ 4,393,352
Less shares repurchased        (82,186)        (825,727)
                             ---------      ------------
    Net increase               351,636      $ 3,567,625
                             =========      =============
CLASS C
Shares sold                  1,570,106      $15,829,421
Less shares repurchased       (222,806)      (2,234,798)
                             ---------      ------------
    Net increase             1,347,300      $13,594,623
                             =========      ============



The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   12/1/04
                                                                     to
                                                                 5/31/05 (a)
                                                                 (unaudited)
CLASS A
Net asset value, beginning of period                             $  10.00
                                                                 --------
Net increase from investment operations:
  Net investment income                                          $   0.02
  Net realized and unrealized gain on investments                    0.09
                                                                 --------
     Net increase from investment operations                     $   0.11
                                                                 --------
Net increase in net asset value                                  $   0.11
                                                                 --------
Net asset value, end of period                                   $  10.11
                                                                 ========
Total return*                                                        1.10%
Ratio of net expenses to average net assets+                         1.25%**
Ratio of net investment income to average net assets+                0.59%**
Portfolio turnover rate                                                 9%**
Net assets, end of period (in thousands)                         $ 18,126
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                       1.95%**
  Net investment loss                                               (0.11)%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                       1.25%**
  Net investment income                                              0.59%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class A shares were first publicly offered on December 1, 2004.

24  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   12/1/04
                                                                      to
                                                                 05/31/05 (a)
                                                                 (unaudited)
CLASS B
Net asset value, beginning of period                              $  10.00
                                                                  --------
Net increase from investment operations:
  Net investment loss                                             $  (0.00)(b)
  Net realized and unrealized gain on investments                     0.08
                                                                  --------
     Net increase from investment operations                      $   0.08
                                                                  --------
Net increase in net asset value                                   $   0.08
                                                                  --------
Net asset value, end of period                                    $  10.08
                                                                  ========
Total return*                                                         0.80%
Ratio of net expenses to average net assets+                          2.01%**
Ratio of net investment loss to average net assets+                  (0.13)%**
Portfolio turnover rate                                                  9%**
Net assets, end of period (in thousands)                          $  3,577
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                        2.63%**
  Net investment loss                                                (0.75)%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                        2.01%**
  Net investment loss                                                (0.13)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class B shares were first publicly offered on December 1, 2004.
(b) Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   12/1/04
                                                                     to
                                                                5/31/2005 (a)
                                                                 (unaudited)
CLASS C
Net asset value, beginning of period                             $  10.00
                                                                 --------
Net increase from investment operations:
  Net investment loss                                            $  (0.01)
  Net realized and unrealized gain on investments                    0.08
                                                                 --------
     Net increase from investment operations                     $   0.07
                                                                 --------
Net increase in net asset value                                  $   0.07
                                                                 --------
Net asset value, end of period                                   $  10.07
                                                                 ========
Total return*                                                        0.70%
Ratio of net expenses to average net assets+                         1.98%**
Ratio of net investment loss to average net assets+                 (0.14)%**
Portfolio turnover rate                                                 9%**
Net assets, end of period (in thousands)                         $ 13,603
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                       2.68%**
  Net investment loss                                               (0.84)%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                       1.98%**
  Net investment loss                                               (0.14)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.
(a) Class C shares were first publicly offered on December 1, 2004

26   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on November 12, 2004, and commenced operations on December 1, 2004. Prior to December 1, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has agreed to pay all organizational costs of the Fund.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $43,285 in underwriting commissions on the sale of Class A shares during the period ended May 31, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman, Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2005, $13,762 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,323 in transfer agent fees payable from PIMSS at May 31, 2005.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in due to affiliates is $18,956 in distribution fees payable to PFD at May 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended May 31, 2005 , CDSCs in the amount of $7,859 were paid to PFD.

5.  Expense Offsets Arrangements

The Fund has entered into another expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended May 31, 2005, the Fund's expenses were reduced by $363 under this arrangement.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

  Trustees                            Officers
  John F. Cogan, Jr., Chairman        John F. Cogan, Jr., President
  David R. Bock                       Osbert M. Hood, Executive
  Mary K. Bush                        Vice President
  Margaret B.W. Graham                Vincent Nave, Treasurer
  Osbert M. Hood                      Dorothy E. Bourassa, Secretary
  Marguerite A. Piret
  Stephen K. West
  John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


32
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HOW TO CONTACT PIONEER

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address                 ask.pioneer@pioneerinvest.com
    (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.